Leases (Details Textual) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Leases (Textual)
Finance cash outflow for leases	$ 4,192
Lease, description	In January 2019 the group entered into a three-year commercial lease in Blackburn North. The lease is for the use of warehousing and office facilities. This lease includes an extension option for a further 3 years by written request to the landlord before 31 December 2021.